Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	[1]
Summary Of Significant Accounting Policies [Line Items]
Minimum aircraft age threshold for performance of impairment assessments	5 years
Other inventory minimum age threshold for consideration as excess inventory	4 years
Carrying value of engine and airframe parts and rotable and consumable parts	$ 0
Number of reportable segments | segment	1
Debt issuance costs and debt discounts	$ 156,901,000	$ 164,980,000
Flight Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of asset, years	25 years
Percentage of estimates for residual values of original manufacture cost	15.00%

[1]	We retrospectively reclassified $165.0 million of debt issuance costs from other assets to a direct reduction of the debt liability as of December 31, 2015. See Note 3-Summary of significant accounting policies.